DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005
                                 (202) 626-3300






                                October 23, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Neuberger&Berman Advisers Management Trust
                  File Nos. 2-88566 and 811-4255

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Neuberger&Berman Advisers Management Trust, a registered, management investment company (the "Trust"), that the form of Prospectuses and Statement of Additional Information for the Trust with respect to the Guardian Portfolio and the Mid-Cap Growth Portfolio of the Trust that would have been filed under Rule 497(c), do not differ from those contained in the Trust's Post-Effective Amendment No. 25 on Form N-1A which was filed electronically with the Commission on October 14, 1997.

                                                         Sincerely,

                                                         /s/Jeffrey S. Puretz